Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 5 – Subsequent events

On September 14, 2026, the Company effected a reverse share split of the issued and outstanding ordinary shares at a ratio of one-for-20, pursuant to which holders of Company’s ordinary shares received one ordinary share for every 20 ordinary share held.

All share and per share amounts for ordinary share, RSUs, pre funded warrants, options and loss per share amounts have been adjusted to give retroactive effect to the reverse share splits for all periods presented in these financial statements.

Any fractional shares of more than one-half of one whole share that resulted from the reverse share splits have been rounded up to the nearest whole share.

On September 23, 2026, the Company’s board of directors approved the grant of an aggregate amount of 158,117 restricted shares to several service providers in settlement of outstanding liabilities relating to services previously provided to the Company and an aggregate amount of up to 84,000 restricted shares to several service providers for their future services.